Financial instruments - Carrying amounts and fair values (Detail) - Borrowings excluding overdrafts - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings (including overdrafts), carrying value	$ 12,849	$ 11,071
Borrowings (including overdrafts), fair value	$ 13,048	$ 11,192